Exhibit 99.1

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Nov-14
Date of Report:	12-Dec-14

This report contains information regarding Bank of Montreal Registered Covered Bond Program’s Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Mortgage Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Mortgage Loans in the Cover Pool will vary over time.

This report is for distribution only under such circumstances as may be permitted by applicable law. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose. The information set forth below has been obtained and based upon sources believed by Bank of Montreal to be accurate, however, Bank of Montreal makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Final Maturity Date(2)	Coupon Rate	Rate Type

CB Series 1	€1,000,000,000	1.5150	$1,515,000,000	May 7, 2019	1.00%	Fixed

Outstanding under the Global Registered Covered Bond Program as of the Calculation Date			$1,515,000,000

Issued prior to CMHC registration under the legacy Covered Bond Program (1)			$5,583,100,000

Total Covered Bond Outstanding (3)			$7,098,100,000

Total Outstanding OSFI Covered Bond Limit			22,678,460,000

Weighted average maturity of Outstanding Covered Bonds (months)			53.19

Weighted average remaining term of Loans in Cover Pool (months)			25.29

Covered Bond Series Ratings			Moody’s	Fitch	DBRS
CB Series 1			Aaa	AAA	AAA

(1) Covered bonds outstanding under the legacy Covered Bond Program do not form part of the BMO Global Registered Covered Bond Program nor do they benefit from the Covered Bond Legislative Framework. This amount reflects a reduction of US$2,000,000,000 (equivalent CAD$2,020,600,000) since the last monthly report filed as an exhibit to Form 10-D on November 17, 2104 (the “October Report”), which included information pertaining to the legacy Covered Bond Program. The following information supersedes the information contained in the October Report: CAD$5,583,100,000.

(2) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of CBL1. The Coupon Rate specified for CBL1 applies until the Final Maturity Date following which the floating rate of interest specified in the Final Terms of CBL1 is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date. The capitalized terms used here are defined in the Final Terms dated 2 May 2014.

(3) The following information supersedes the information contained in the October Report: CAD$7,098,100,000.

Supplementary Information

Parties to Bank of Montreal Global Registered Covered Bond Program
Issuer	Bank of Montreal
Guarantor Entity	BMO Covered Bond Guarantor Limited Partnership
Servicer and Cash Manager	Bank of Montreal
Interest Rate Swap Provider	Bank of Montreal
Covered Bond Swap Provider	Bank of Montreal
Bond Trustee and Custodian	Computershare Trust Company of Canada
Cover Pool Monitor	KPMG LLP
Account Bank and GDA Provider	Bank of Montreal
Standby Bank Account and Standby GDA Provider	Royal Bank of Canada
Principal Paying Agent	The Bank of New York Mellon

Bank of Montreal Credit Ratings
	Moody’s	Fitch	DBRS
Senior Debt	Aa3	AA-	AA
Short-Term Debt	P-1	F1+	R-1(high)
Ratings Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Royal Bank of Canada	P-1	F1+ or AA	R-1(high) or AA

Description of Ratings Triggers (1)(2)

A. Party Replacement Triggers

If the ratings of the counterparty falls below the level indicated below, such party is required to be replaced, or in the case of the Cash Manager, obtain a guarantee for its obligations.

Counterparty	Moody’s	Fitch	DBRS
Cash Manager (BMO)	P-1	F2 and BBB+	BBB(low)
Account Bank/GDA Provider (BMO)	P-1	F1 and A	R-1(middle) or AA(low)
Standby Account Bank/GDA Provider (RBC)	P-1	F1 or A	R-1(middle) or A(low)
Servicer (BMO)	Baa2	F2	BBB(low)
Interest Rate Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Covered Bond Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Paying Agent (BNY Mellon)	P-1	F1 and A	N/A

(1) Where only one rating is expressed, this rating represents the short-term rating (unless otherwise specified) and where two ratings are expressed, the first is short-term and the second is long-term.

(2) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Nov-14
Date of Report:	12-Dec-14

B. Summary of Specific Rating Trigger Actions

I) The following actions are required if the Cash Manager (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received directly into the GDA Account (or Standby GDA Account if applicable) within 2 Canadian business days and the Cash Manager shall immediately remit any funds held at such time for or on behalf of the Guarantor directly into the GDA Account	P-1	F1 or A	R-1(middle) or AA(low)

II) The following actions are required if the Servicer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received to the Cash Manager, or GDA as applicable	P-1	F1 or A	R-1(middle) or BBB(low)

III) The Swap Provider is required to transfer credit support or transfer all of its rights and obligations to a replacement third party, or to obtain a guarantee of its rights and obligations from a third party, if the Swap Provider undergoes a downgrade below the stipulated rating:

	Moody’s(3)	Fitch	DBRS
a) Interest Rate Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)
b) Covered Bond Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)

IV) The following actions are required if the Issuer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) Mandatory repayment of the Demand Loan	N/A	F2 or BBB+	N/A

b) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already taking place)	Baa1	BBB+	BBB(high)

c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	BBB(low)

Events of Defaults & Test Compliance
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bond < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(3) If no short term rating exists, then A1

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Pre-Maturity Test
(Applicable to Hard Bullet Covered Bonds)

Pre-Maturity Required Ratings	Moody’s	Fitch	DBRS(1)
	P-1	F1+	A(high) or A(low)

Following a breach of the Pre-Maturity test in respect of a Series of Hard Bullet Covered Bonds, and unless the Pre-Maturity Liquidity Ledger is otherwise funded from the other sources, the Partnership shall offer to sell Randomly Selected Loans if Final Maturity Date is within 12 months from the Pre-Maturity Test Date

(1) In the case of DBRS, if Final Maturity Date is within six months of the Pre-Maturity Test Date, then A(high), otherwise A(low).

Reserve Fund

Reserve Fund Required Amount Ratings	Moody’s	Fitch	DBRS
Senior		A	A(low)
Short Term	P-1	F1	R-1(middle)

Are the ratings of the Issuer below the Reserve Fund Required Amount Ratings?		No

If the ratings of the Issuer fall below the Reserve Fund Required Amount Ratings, then the Guarantor shall credit or cause to be credited to the Reserve Fund funds up to an amount equal to the Reserve Fund Required Amount.

Reserve Fund Required Amount:         Nil

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Nov-14
Date of Report:	12-Dec-14

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$1,515,000,000

A (1) = Lesser of (i) Sum of LTV adjusted outstanding principal balance and (ii) Sum of Asset percentage adjusted outstanding principal balance	$5,745,717,421		A (i)		6,145,152,322
B = Principal receipts not applied	-		A (ii)		5,745,717,421
C = Cash capital contributions	-	Asset Percentage		93.5%
D = Substitution assets	-	Maximum Asset
E = (i) Reserve fund balance	-	Percentage		95.0%
(ii) Pre - Maturity liquidity ledger balance	-
F = Negative carry factor calculation	-
Total: A + B + C + D + E - F	$5,745,717,421

Asset Coverage Test Pass/Fail	Pass

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Valuation Calculation

Trading Value of Covered Bonds	$1,556,541,300

A = Lesser of i) Present value of outstanding loan balance of Performing	6,188,617,360
Eligible Loans(1) and ii) 80% of Market Value(2) of properties securing
Performing Eligible Loans, net of adjustments			A (i)		6,188,617,360
B = Principal receipts up to calculation date not otherwise applied	-		A (ii)		10,750,337,406
C = Cash capital contributions	-
D = Trading Value of any Substitute Assets	-
E = (i) Reserve Fund Balance, if applicable	-
(ii) Pre - Maturity liquidity ledger balance	-
F = Trading Value of Swap Collateral	-

Total: A + B + C + D + E + F	$6,188,617,360

(1) Present value of expected future cash flows of Loans using current market interest rates offered to BMO clients. The effective weighted average rate used for discounting is 2.78%
(2) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Intercompany Loan Balance

Guarantee Loan	$1,620,412,341
Demand Loan	4,715,157,259

Total	$6,335,569,600

Cover Pool Losses

Period end	Write Off Amounts	Loss Percentage (Annualized)
November 30, 2014	$0	0.00%

Cover Pool Flow of Funds

	Current Month	Previous Month
Cash Inflows
Principal receipts	199,037,408	277,508,864
Proceeds for sale of Loans
Revenue Receipts	16,464,964	17,005,019
Swap Receipts	5,274,182	3,909,497
Cash Capital Contribution	-	-
Advances of Intercompany Loans
Guarantee Fee
Cash Outflows
Swap Payment	-	-
Intercompany Loan interest	(10,024,642)	(10,075,198)
Intercompany Loan principal	(283,689,800)	(228,104,000)
Intercompany Loan repayment
Mortgage Top-up Settlement
Misc Partnership Expenses	(98)	(106)
Profit Distribution to Partners	-	-

Net inflows/(outflows)	(72,937,986)	60,244,076

Cover Pool - Summary Statistics

Asset Type	Mortgages
Previous Month Ending Balance	6,342,041,481
Aggregate Outstanding Balance	$6,148,918,384
Number of Loans	31,472
Average Loan Size	$195,377
Number of Primary Borrowers	30,722
Number of Properties	31,472
	Original (2)			Indexed (1)
Weighted Average Current Loan to Value (LTV)	61.82%			54.79%
Weighted Average Authorized LTV	69.83%			61.60%
Weighted Average Original LTV	69.83%
Weighted Average Seasoning	30.57	(Months	)
Weighted Average Coupon	3.12%
Weighted Average Original Term	55.86	(Months	)
Weighted Average Remaining Term	25.29	(Months	)
Substitution Assets	Nil

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Nov-14
Date of Report:	12-Dec-14

Cover Pool - Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	31,435	99.88	$6,140,607,105	99.86
30 - 59 days past due	4	0.01	$441,522	0.01
60 - 89 days past due	13	0.04	$4,103,695	0.07
90 or more days past due	20	0.06	$3,766,061	0.06

Grand Total	31,472	100.00	$6,148,918,384	100.00

Cover Pool - Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	3,651	11.60	$811,579,792	13.20
British Columbia	3,596	11.43	$864,944,239	14.07
Manitoba	562	1.79	$85,208,385	1.39
New Brunswick	631	2.00	$72,357,095	1.18
Newfoundland	792	2.52	$120,605,557	1.96
Northwest Territories & Nunavut	-	-	$-	-
Nova Scotia	1,100	3.50	$171,104,614	2.78
Ontario	13,402	42.58	$2,726,840,486	44.35
Prince Edward Island	202	0.64	$26,608,858	0.43
Quebec	6,906	21.94	$1,162,380,979	18.90
Saskatchewan	630	2.00	$107,288,379	1.74
Yukon Territories	-	-	$-	-

Grand Total	31,472	100.00	$6,148,918,384	100.00

Cover Pool - Credit Score Distribution

Credit Score	Number of Loans	Percentage	Principal Balance	Percentage
Less than 600 or Unavailable	711	2.26	$125,468,481	2.04
600 - 650	1,118	3.55	$238,977,022	3.89
651 - 700	3,347	10.63	$731,243,552	11.89
701 - 750	7,000	22.24	$1,512,365,352	24.60
751 - 800	12,592	40.01	$2,466,760,458	40.12
801 and Above	6,704	21.30	$1,074,103,519	17.47

Grand Total	31,472	100.00	$6,148,918,384	100.00

Cover Pool - Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	28,496	90.54	$5,466,072,296	88.89
Variable	2,976	9.46	$682,846,087	11.11

Grand Total	31,472	100.00	$6,148,918,384	100.00

Cover Pool - Mortgage Asset Type Distribution

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Amortizing Mortgages	31,472	100.00	$6,148,918,384	100.00

Grand Total	31,472	100.00	$6,148,918,384	100.00

Cover Pool - Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	26,303	83.58	$5,013,940,671	81.54
Non-Owner Occupied	5,169	16.42	$1,134,977,712	18.46

Grand Total	31,472	100.00	$6,148,918,384	100.00

Cover Pool - Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 1.00	-	-	$-	-
1.00 - 3.99	29,904	95.02	$5,947,292,532	96.72
4.00 - 4.49	1,204	3.83	$154,816,162	2.52
4.50 - 4.99	262	0.83	$33,323,551	0.54
5.00 - 5.49	83	0.26	$11,834,770	0.19
5.50 - 5.99	19	0.06	$1,651,369	0.03
6.00 - 6.49	-	-	$-	-
6.50 - 6.99	-	-	$-	-
7.00 - 7.49	-	-	$-	-
7.50 - 7.99	-	-	$-	-
8.00 and Above	-	-	$-	-

Grand Total	31,472	100.00	$6,148,918,384	100.00

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Nov-14
Date of Report:	12-Dec-14

Cover Pool - Indexed LTV Distribution (1)

Indexed LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	3,633	11.54	$237,031,978	3.85
20.01 - 25.00	1,645	5.23	$175,330,342	2.85
25.01 - 30.00	1,777	5.65	$227,279,037	3.70
30.01 - 35.00	1,871	5.94	$279,238,008	4.54
35.01 - 40.00	1,764	5.60	$291,168,552	4.74
40.01 - 45.00	1,783	5.67	$326,708,506	5.31
45.01 - 50.00	1,922	6.11	$394,321,624	6.41
50.01 - 55.00	2,108	6.70	$491,631,694	8.00
55.01 - 60.00	2,554	8.12	$637,644,404	10.37
60.01 - 65.00	3,596	11.43	$930,862,073	15.14
65.01 - 70.00	6,072	19.29	$1,474,302,106	23.98
70.01 - 75.00	2,379	7.56	$589,974,746	9.59
75.01 - 80.00	368	1.17	$93,425,312	1.52
80.01 and Above	-	-	$-	-

Grand Total	31,472	100.00	6,148,918,384	100.00

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

Cover Pool - Remaining Term Distribution

Months to Maturity	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12	6,579	20.90	$1,156,176,668	18.80
12 - 17	4,090	13.00	$695,290,154	11.31
18 - 24	2,311	7.34	$495,876,503	8.06
25 - 30	3,770	11.98	$719,249,392	11.70
31 - 36	10,777	34.24	$2,265,441,302	36.84
37 - 42	3,829	12.17	$796,675,411	12.96
43 - 48	116	0.37	$20,208,954	0.33
49 - 54	-	-	$-	-
55 - 60	-	-	$-	-
61 - 63	-	-	$-	-
72 and Above	-	-	$-	-

Grand Total	31,472	100.00	$6,148,918,384	100.00

Cover Pool - Remaining Principal Balance Distribution

Remaining Principal Balance (C$)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	7,821	24.85	$496,892,277	8.08
100,000 - 199,999	11,756	37.35	$1,748,989,105	28.44
200,000 - 299,999	7,047	22.39	$1,717,454,990	27.93
300,000 - 399,999	2,743	8.72	$935,445,249	15.21
400,000 - 499,999	1,049	3.33	$464,648,347	7.56
500,000 - 599,999	472	1.50	$255,957,575	4.16
600,000 - 699,999	208	0.66	$133,255,166	2.17
700,000 - 799,999	121	0.38	$90,187,935	1.47
800,000 - 899,999	63	0.20	$53,639,634	0.87
900,000 - 999,999	42	0.13	$39,407,323	0.64
1,000,000 - 1,499,999	103	0.33	$122,657,987	1.99
1,500,000 - 2,000,000	32	0.10	$55,085,984	0.90
2,000,000 - 3,000,000	15	0.05	$35,296,813	0.57
3,000,000 and Above	-	-	$-	-

	31,472	100.00	$6,148,918,384	100.00

Cover Pool - Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condominium	5,113	16.25	$889,838,582	14.47
Multi-Residential	1,723	5.47	$402,786,955	6.55
Single Family	22,782	72.39	$4,505,450,145	73.27
Townhouse	1,854	5.89	$350,842,701	5.71

Grand Total	31,472	100.00	6,148,918,384	100.00

Note: Percentages and totals in the above tables may not add exactly due to rounding.

Cover Pool - Indexed LTV and Delinquency Distribution by Province (1)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and Below	$26,026,595	$-	$-	$-	$26,026,595
	20.01 - 25	$20,655,283	$-	$-	$-	$20,655,283
	25.01 - 30	$24,168,345	$-	$86,284	$-	$24,254,629
	30.01 - 35	$32,946,281	$-	$-	$-	$32,946,281
	35.01 - 40	$35,271,358	$-	$-	$-	$35,271,358
	40.01 - 45	$39,932,939	$-	$-	$-	$39,932,939
	45.01 - 50	$58,799,587	$-	$-	$-	$58,799,587
	50.01 - 55	$68,058,123	$-	$-	$-	$68,058,123
	55.01 - 60	$109,318,053	$-	$-	$-	$109,318,053
	60.01 - 65	$165,372,328	$-	$-	$-	$165,372,328
	65.01 - 70	$179,164,886	$-	$-	$-	$179,164,886
	70.01 - 75	$51,779,730	$-	$-	$-	$51,779,730
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		811,493,508	-	86,284	-	811,579,792

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Nov-14
Date of Report:	12-Dec-14

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
British Columbia	20.00 and Below	$48,052,668	$-	$-	$77,829	$48,130,497
	20.01 - 25	$33,260,527	$-	$-	$-	$33,260,527
	25.01 - 30	$37,047,158	$-	$-	$-	$37,047,158
	30.01 - 35	$45,904,424	$-	$-	$-	$45,904,424
	35.01 - 40	$45,367,237	$-	$128,480	$-	$45,495,717
	40.01 - 45	$48,997,122	$-	$-	$-	$48,997,122
	45.01 - 50	$62,015,097	$-	$-	$-	$62,015,097
	50.01 - 55	$88,554,516	$-	$654,007	$-	$89,208,524
	55.01 - 60	$82,684,269	$-	$-	$-	$82,684,269
	60.01 - 65	$107,066,215	$-	$-	$-	$107,066,215
	65.01 - 70	$184,350,977	$-	$-	$512,169	$184,863,146
	70.01 - 75	$69,064,486	$-	$320,658	$-	$69,385,144
	75.01 - 80	$10,886,400	$-	$-	$-	$10,886,400
	80.01 and Above	$-	$-	$-	$-	$-

		863,251,097	-	1,103,145	589,998	864,944,239

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Manitoba	20.00 and Below	$2,864,281	$-	$-	$-	$2,864,281
	20.01 - 25	$2,585,608	$-	$-	$-	$2,585,608
	25.01 - 30	$4,075,463	$-	$-	$-	$4,075,463
	30.01 - 35	$3,090,070	$-	$-	$-	$3,090,070
	35.01 - 40	$3,483,091	$-	$-	$-	$3,483,091
	40.01 - 45	$3,453,585	$-	$-	$-	$3,453,585
	45.01 - 50	$5,492,761	$-	$-	$-	$5,492,761
	50.01 - 55	$7,241,022	$-	$-	$-	$7,241,022
	55.01 - 60	$6,336,176	$-	$-	$-	$6,336,176
	60.01 - 65	$10,391,102	$-	$-	$-	$10,391,102
	65.01 - 70	$15,216,472	$-	$-	$-	$15,216,472
	70.01 - 75	$20,799,994	$178,761	$-	$-	$20,978,754
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		85,029,625	178,761	-	-	85,208,385

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
New Brunswick	20.00 and Below	$2,760,340	$-	$-	$-	$2,760,340
	20.01 - 25	$1,702,742	$-	$-	$-	$1,702,742
	25.01 - 30	$1,988,486	$-	$-	$-	$1,988,486
	30.01 - 35	$2,780,831	$-	$-	$48,568	$2,829,400
	35.01 - 40	$3,158,381	$-	$-	$-	$3,158,381
	40.01 - 45	$4,014,791	$-	$-	$-	$4,014,791
	45.01 - 50	$4,202,262	$-	$-	$-	$4,202,262
	50.01 - 55	$4,569,324	$-	$-	$-	$4,569,324
	55.01 - 60	$6,024,493	$-	$-	$-	$6,024,493
	60.01 - 65	$11,228,663	$-	$-	$-	$11,228,663
	65.01 - 70	$27,340,183	$-	$-	$-	$27,340,183
	70.01 - 75	$2,538,030	$-	$-	$-	$2,538,030
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		72,308,527	-	-	48,568	72,357,095

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Newfoundland	20.00 and Below	$1,703,887	$-	$-	$-	$1,703,887
	20.01 - 25	$1,483,101	$-	$-	$-	$1,483,101
	25.01 - 30	$2,785,614	$-	$-	$-	$2,785,614
	30.01 - 35	$3,077,471	$-	$-	$-	$3,077,471
	35.01 - 40	$3,539,403	$-	$-	$-	$3,539,403
	40.01 - 45	$3,640,451	$-	$-	$-	$3,640,451
	45.01 - 50	$5,494,432	$-	$-	$-	$5,494,432
	50.01 - 55	$8,604,545	$-	$-	$-	$8,604,545
	55.01 - 60	$9,387,014	$-	$-	$-	$9,387,014
	60.01 - 65	$14,311,777	$-	$200,698	$-	$14,512,475
	65.01 - 70	$57,640,368	$-	$-	$-	$57,640,368
	70.01 - 75	$8,736,797	$-	$-	$-	$8,736,797
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		120,404,859	-	200,698	-	120,605,557

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Nov-14
Date of Report:	12-Dec-14

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Northwest Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nova Scotia	20.00 and Below	$3,482,013	$-	$-	$-	$3,482,013
	20.01 - 25	$3,270,985	$-	$-	$-	$3,270,985
	25.01 - 30	$5,202,821	$-	$-	$-	$5,202,821
	30.01 - 35	$5,337,042	$-	$-	$-	$5,337,042
	35.01 - 40	$6,893,748	$-	$-	$-	$6,893,748
	40.01 - 45	$6,615,207	$-	$-	$-	$6,615,207
	45.01 - 50	$7,597,118	$-	$-	$-	$7,597,118
	50.01 - 55	$11,111,934	$-	$-	$-	$11,111,934
	55.01 - 60	$12,521,869	$-	$-	$-	$12,521,869
	60.01 - 65	$19,969,643	$-	$-	$-	$19,969,643
	65.01 - 70	$41,471,636	$-	$689,861	$-	$42,161,497
	70.01 - 75	$34,298,862	$-	$-	$-	$34,298,862
	75.01 - 80	$12,641,876	$-	$-	$-	$12,641,876
	80.01 and Above	$-	$-	$-	$-	$-

		170,414,753	-	689,861	-	171,104,614

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nunavut	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Ontario	20.00 and Below	$116,246,546	$-	$-	$26,835	$116,273,381
	20.01 - 25	$86,211,449	$-	$-	$70,523	$86,281,972
	25.01 - 30	$116,123,074	$-	$-	$-	$116,123,074
	30.01 - 35	$141,686,890	$-	$-	$-	$141,686,890
	35.01 - 40	$144,258,673	$116,831	$-	$-	$144,375,504
	40.01 - 45	$156,549,735	$-	$-	$-	$156,549,735
	45.01 - 50	$184,100,347	$-	$-	$-	$184,100,347
	50.01 - 55	$225,544,223	$-	$-	$-	$225,544,223
	55.01 - 60	$306,173,841	$-	$-	$339,610	$306,513,452
	60.01 - 65	$455,129,706	$-	$-	$-	$455,129,706
	65.01 - 70	$688,366,533	$-	$543,920	$206,914	$689,117,366
	70.01 - 75	$87,984,384	$-	$170,762	$-	$88,155,146
	75.01 - 80	$16,653,767	$-	$-	$335,921	$16,989,689
	80.01 and Above	$-	$-	$-	$-	$-

		2,725,029,169	116,831	714,682	979,803	2,726,840,486

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Nov-14
Date of Report:	12-Dec-14

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Prince Edward Island	20.00 and Below	$683,169	$-	$-	$-	$683,169
	20.01 - 25	$702,560	$-	$-	$-	$702,560
	25.01 - 30	$148,518	$-	$-	$-	$148,518
	30.01 - 35	$876,548	$-	$-	$-	$876,548
	35.01 - 40	$703,010	$-	$-	$-	$703,010
	40.01 - 45	$1,662,807	$-	$-	$-	$1,662,807
	45.01 - 50	$953,307	$-	$-	$-	$953,307
	50.01 - 55	$1,434,311	$-	$-	$-	$1,434,311
	55.01 - 60	$3,735,351	$-	$-	$-	$3,735,351
	60.01 - 65	$4,074,189	$-	$-	$-	$4,074,189
	65.01 - 70	$10,962,675	$-	$-	$-	$10,962,675
	70.01 - 75	$672,413	$-	$-	$-	$672,413
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		26,608,858	-	-	-	26,608,858

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Quebec	20.00 and Below	$32,617,922	$-	$-	$-	$32,617,922
	20.01 - 25	$23,457,652	$57,362	$-	$63,147	$23,578,160
	25.01 - 30	$32,834,074	$-	$-	$-	$32,834,074
	30.01 - 35	$39,715,815	$-	$50,874	$-	$39,766,690
	35.01 - 40	$43,791,751	$88,569	$-	$-	$43,880,320
	40.01 - 45	$55,602,949	$-	$-	$-	$55,602,949
	45.01 - 50	$58,540,595	$-	$-	$136,286	$58,676,881
	50.01 - 55	$65,647,250	$-	$-	$251,017	$65,898,268
	55.01 - 60	$90,077,741	$-	$-	$178,670	$90,256,411
	60.01 - 65	$126,700,609	$-	$1,137,244	$311,882	$128,149,735
	65.01 - 70	$228,863,489	$-	$-	$214,352	$229,077,841
	70.01 - 75	$309,013,475	$-	$120,907	$-	$309,134,381
	75.01 - 80	$52,362,782	$-	$-	$544,566	$52,907,347
	80.01 and Above	$-	$-	$-	$-	$-

		1,159,226,104	145,930	1,309,025	1,699,919	1,162,380,979

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Saskatchewan	20.00 and Below	$2,489,894	$-	$-	$-	$2,489,894
	20.01 - 25	$1,809,403	$-	$-	$-	$1,809,403
	25.01 - 30	$2,819,201	$-	$-	$-	$2,819,201
	30.01 - 35	$3,723,192	$-	$-	$-	$3,723,192
	35.01 - 40	$4,368,021	$-	$-	$-	$4,368,021
	40.01 - 45	$6,238,921	$-	$-	$-	$6,238,921
	45.01 - 50	$6,989,831	$-	$-	$-	$6,989,831
	50.01 - 55	$9,961,421	$-	$-	$-	$9,961,421
	55.01 - 60	$10,867,316	$-	$-	$-	$10,867,316
	60.01 - 65	$14,968,017	$-	$-	$-	$14,968,017
	65.01 - 70	$38,540,540	$-	$-	$217,131	$38,757,672
	70.01 - 75	$4,064,847	$-	$-	$230,641	$4,295,488
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		106,840,607	-	-	447,772	107,288,379

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Yukon Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Nov-14
Date of Report:	12-Dec-14

Cover Pool - Current LTV Distribution by Credit Score (1)

	Credit Scores
Indexed LTV (%)	<600	600 - 650	651 - 700	701 - 750	751 - 800	>800	Total
20.00 and Below	$5,821,719	$4,391,565	$12,599,130	$30,904,369	$95,089,203	$88,225,992	$237,031,978
20.01 - 25	$2,450,576	$3,484,951	$11,472,185	$27,567,622	$77,921,171	$52,433,837	$175,330,342
25.01 - 30	$4,637,974	$6,302,771	$20,925,113	$39,082,333	$87,077,925	$69,252,921	$227,279,037
30.01 - 35	$6,188,844	$8,510,477	$26,356,062	$49,748,821	$111,285,641	$77,148,162	$279,238,008
35.01 - 40	$8,607,731	$10,314,914	$30,027,269	$56,011,668	$114,843,306	$71,363,663	$291,168,552
40.01 - 45	$8,534,110	$14,047,537	$32,313,334	$62,316,733	$132,489,361	$77,007,432	$326,708,506
45.01 - 50	$8,022,423	$18,256,477	$39,623,201	$99,440,711	$158,806,256	$70,172,556	$394,321,624
50.01 - 55	$17,593,158	$21,966,414	$51,515,212	$116,796,261	$199,938,235	$83,822,414	$491,631,694
55.01 - 60	$20,603,048	$33,657,716	$79,871,083	$159,209,431	$246,703,066	$97,600,058	$637,644,404
60.01 - 65	$17,413,105	$34,356,811	$117,888,566	$243,600,266	$386,658,040	$130,945,285	$930,862,073
65.01 - 70	$19,161,459	$55,934,318	$204,020,365	$415,752,788	$599,023,749	$180,409,427	$1,474,302,106
70.01 - 75	$5,843,363	$23,324,861	$89,958,248	$178,109,613	$226,416,597	$66,322,064	$589,974,746
75.01 - 80	$590,971	$4,428,209	$14,673,783	$33,824,734	$30,507,906	$9,399,708	$93,425,312
80.01 and Above	$-	$-	$-	$-	$-	$-	$-

	$125,468,481	$238,977,022	$731,243,552	$1,512,365,352	$2,466,760,458	$1,074,103,519	$6,148,918,384

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	30-Nov-14
Date of Report:	12-Dec-14

Appendix Indexation Methodology

Starting July 1, 2014, the Guarantor employs an indexation methodology that meets the requirements provided for in the CMHC Guide to determine indexed valuations for Properties relating to the Loans in the Portfolio (which methodology may be changed from time to time and will, at any time, be disclosed in the then-current Investor Report and each future Investor Report for periods from and after July 1, 2014, the “Indexation Methodology”) for purposes of the Asset Coverage Test, the Amortization Test and the Valuation Calculation as set forth in the Guarantor Agreement, and for all other purposes as required by the CMHC Guide. Any update or other change to the Indexation Methodology must comply with the requirements of the CMHC Guide and will (i) require notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such update or other change constitutes a material amendment thereto, require satisfaction of the Rating Agency Condition, and (iii) if such update or other change is materially prejudicial to the Covered Bondholders, require the consent of the Bond Trustee.

Initially, the Indexation Methodology to be employed by the Guarantor will be based on (i) with respect to Properties located within the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through its House Price IndexTM (the “House Price Index”), and (ii) for Properties located in all other areas of Canada, a property value that is adjusted using the Teranet - National Bank Composite 11 House Price IndexTM (the “Composite 11 House Price Index”), which is calculated as a weighted average of the data for the eleven cities included in the House Price Index.

The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. Details of the House Price Index and the Composite 11 House Price Index may be found at www.housepriceindex.ca.

Certain risks are associated with the use of composite indices and statistics including the House Price Index and the Composite 11 House Price Index, such as (i) the data provided with respect to larger geographical areas could mask localized price fluctuations, and (ii) data on the growth rate for each type of dwelling is not available because the data provided combines all dwelling types and, therefore, the data provided may not reflect price fluctuations for the different types of dwellings. Accordingly, no assurance can be given that the valuation of the Properties in the Portfolio using the Indexation Methodology will result in an accurate determination of the actual realizable value of a particular Property or of the Portfolio as a whole. The Bank can give no assurance as to the accuracy of the information provided by the House Price Index or the Composite 11 House Price Index.